Consolidated Balance Sheet Components - Accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued expenses and other current liabilities
Accrued professional services	$ 1,798	$ 656
Accrued payments related to acquisitions and financing	1,134	3,565
Accrued taxes and deferred tax liabilities	1,421	283
Early exercise liability	786	36
Other current liabilities	3,204	2,748
Total	$ 8,343	$ 7,288